Employee Compensation Costs (Tables)	12 Months Ended
Dec. 31, 2018
Investments Schedule [Abstract]
Summary of Employee Compensation Costs

	2018	2017	2016
	RMB	RMB	RMB
Wages, salaries and allowances	95,492	82,639	75,461
Social security costs	48,535	42,745	42,201

	144,027	125,384	117,662